Commitments and contingencies - Schedule of pledges (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments And Contingencies [Abstract]
Pledges on bank accounts	€ 164,546	€ 121,085
GUARANTEES AND PLEDGES	€ 164,546	€ 121,085